Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Fiscal Year 2025 Pay Versus Performance Table
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the executive compensation actually paid to our named executive officers for the fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, and December 31, 2021 and certain aspects of our financial performance. For further information concerning our “pay for performance” philosophy and how we align executive compensation with our performance, please refer to “Executive Compensation – Compensation Discussion and Analysis.”

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non- PEO Named Executive Officers ($)(4)	Total Stockholder Return($)(5)	Peer Group Total Stockholder Return($)(6)	Net Income (Loss) (in millions) ($)(7)	Company- Selected Measure – GAAP Revenue (in millions) ($)
2025	$789,019	$789,075	$5,567,617	$7,058,491	$21.13	$66.74	($88.54)	$343
2024	$393,750	($342,044)	$6,131,553	$3,421,799	$19.25	$66.10	($94.32)	$299
2023	$300,000	$147,456	$3,351,589	$2,242,561	$23.21	$61.33	($90.36)	$276
2022	$450,000	($70,416,709)	$7,994,979	($14,202,174)	$22.04	$43.78	($93.38)	$238
2021	$450,000	$102,026,238	$771,571	$40,646,680	$96.61	$90.31	($74.98)	$167

(1)
The dollar amounts reported in column (b) represent the amount of total compensation reported for Mr. Skates (our “PEO”) for each covered fiscal year in the “Total” column of the Summary Compensation Table for such fiscal year. Please refer to “Executive Compensation – Executive Compensation Tables – Fiscal Year 2025 Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of executive “compensation actually paid” (“CAP”) to our PEO, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to our PEO in each covered fiscal year. Our PEO does not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO’s total compensation for each covered fiscal year to determine his CAP:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2025	$789,019	$0	$56	$789,075
2024	$393,750	$0	($735,794)	($342,044)
2023	$300,000	$0	($152,544)	$147,456
2022	$450,000	$0	($70,866,709)	($70,416,709)
2021	$450,000	$0	$101,576,238	$102,026,238

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative); (v) for equity awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.
The valuation assumptions used to calculate the fair values of the stock options held by our PEO that vested during or were outstanding as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from seven years to ten years, the stock price volatility assumptions varied from 51.95% to 57.13%, and the risk-free interest rate assumptions varied from 1.09% to 4.75%, depending on the specific stock option the fair value of which was being recalculated. The valuation assumptions used to calculate the fair values of the RSU awards held by our PEO that vested during or were outstanding as of the end of each covered fiscal year did not materially differ from those valuation assumptions disclosed at the time of grant. For the majority of these values, the valuation was based on objective, observable market prices on the closing price on the day of vest.
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$0	$0	$0	$56	$0	—	$56
2024	$0	($47,844)	$0	($687,949)	$0	—	($735,794)
2023	$0	$123,232	$0	($275,776)	$0	—	($152,544)
2022	$0	($41,690,077)	$0	($29,176,632)	$0	—	($70,866,709)
2021	$0	$87,392,626	$0	$14,183,612	$0	—	$101,576,238

(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our “Non-PEO NEOs”) as a group (excluding Mr. Skates, who has served as our PEO since 2012) for each covered fiscal year in the “Total” column of the Summary Compensation Table for such fiscal year. Please refer to “Executive Compensation – Executive Compensation Tables – Fiscal Year 2025 Summary Compensation Table.” The names of each Non-PEO NEO included for purposes of calculating the average of the amounts of total compensation in each covered fiscal year are as follows: (i) Andrew Casey, our Chief Financial Officer, Thomas Hansen, our President, and Curtis Liu, our Chief Technology Officer, (ii) for 2024, Andrew Casey, our Chief Financial Officer, Christopher Harms, our former Chief Financial Officer, Thomas Hansen, our President, and Curtis Liu, our Chief Technology Officer; (iii) for 2023, Christopher Harms, our Chief Financial Officer, Hoang Vuong, our former Chief Financial Officer, Thomas Hansen, our President, and Curtis Liu, our Chief Technology Officer; (iv) for 2022, Hoang Vuong, our Chief Financial Officer, Thomas Hansen, our President, Curtis Liu, our Chief Technology Officer, and Matthew Heinz, our Chief Revenue Officer; and (v) for 2021, Hoang Vuong, our Chief Financial Officer, and Matthew Heinz, our Chief Revenue Officer.

(4)
The dollar amounts reported in column (e) represent the average of the amount of executive CAP to our Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the average actual amount of compensation earned or received by or paid to our Non-PEO NEOs as a group in each covered fiscal year. Our NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average of the total compensation of our Non-PEO NEOs as a group for each covered fiscal year to determine their CAP, using the same methodology described above in Note 2(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO Named Executive Officers
2025	$5,567,617	$4,801,841	$6,292,715	$7,058,491
2024	$6,131,553	($5,558,623)	$2,848,869	$3,421,799
2023	$3,351,589	2,864,822	$1,755,794	$2,242,561
2022	$7,994,979	$7,496,242	($14,700,911)	($14,202,174)
2021	$771,571	$0	$39,875,109	$40,646,680

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The valuation assumptions used to calculate the fair values of the stock options held by our Non-PEO NEOs as a group that vested during or were outstanding as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from five years to ten years, the stock price volatility assumptions varied from 52.0% to 60.60%, and the risk-free interest rate assumptions varied from 0.9% to 4.75%, depending on the specific stock option the fair value of which was being recalculated. The valuation assumptions used to calculate the fair values of the RSU awards held by our Non-PEO NEOs as a group that vested during or were outstanding as of the end of each covered fiscal year did not materially differ from those valuation assumptions disclosed at the time of grant. For the majority of these values, the valuation was based on objective, observable market prices on the closing price on the day of vest.

The amounts deducted or added in calculating the average total equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2025	$3,739,199	$474,000	$1,767,441	$312,075	$0	—	$6,292,715
2024	$4,699,479	($511,088)	$853,752	($334,403)	($1,858,871)	—	$2,848,869
2023	$2,503,568	$133,446	$474,306	($134,872)	($1,220,654)	—	$1,755,794
2022	$5,152,809	($10,410,578)	$353,556	($9,796,698)	$0	—	($14,700,911)
2021	$0	$30,477,302	—	$9,397,807	$0	—	$39,875,109

(5)
Cumulative total stockholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the NASDAQ Emerging Cloud Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2025 Annual Report.

(7)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) represent the amount of total compensation reported for Mr. Skates (our “PEO”) for each covered fiscal year in the “Total” column of the Summary Compensation Table for such fiscal year. Please refer to “Executive Compensation – Executive Compensation Tables – Fiscal Year 2025 Summary Compensation Table.”

(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our “Non-PEO NEOs”) as a group (excluding Mr. Skates, who has served as our PEO since 2012) for each covered fiscal year in the “Total” column of the Summary Compensation Table for such fiscal year. Please refer to “Executive Compensation – Executive Compensation Tables – Fiscal Year 2025 Summary Compensation Table.” The names of each Non-PEO NEO included for purposes of calculating the average of the amounts of total compensation in each covered fiscal year are as follows: (i) Andrew Casey, our Chief Financial Officer, Thomas Hansen, our President, and Curtis Liu, our Chief Technology Officer, (ii) for 2024, Andrew Casey, our Chief Financial Officer, Christopher Harms, our former Chief Financial Officer, Thomas Hansen, our President, and Curtis Liu, our Chief Technology Officer; (iii) for 2023, Christopher Harms, our Chief Financial Officer, Hoang Vuong, our former Chief Financial Officer, Thomas Hansen, our President, and Curtis Liu, our Chief Technology Officer; (iv) for 2022, Hoang Vuong, our Chief Financial Officer, Thomas Hansen, our President, Curtis Liu, our Chief Technology Officer, and Matthew Heinz, our Chief Revenue Officer; and (v) for 2021, Hoang Vuong, our Chief Financial Officer, and Matthew Heinz, our Chief Revenue Officer.

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the NASDAQ Emerging Cloud Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2025 Annual Report.

PEO Total Compensation Amount	$ 789,019	$ 393,750	$ 300,000	$ 450,000	$ 450,000
PEO Actually Paid Compensation Amount	$ 789,075	(342,044)	147,456	(70,416,709)	102,026,238
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of executive “compensation actually paid” (“CAP”) to our PEO, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to our PEO in each covered fiscal year. Our PEO does not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO’s total compensation for each covered fiscal year to determine his CAP:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2025	$789,019	$0	$56	$789,075
2024	$393,750	$0	($735,794)	($342,044)
2023	$300,000	$0	($152,544)	$147,456
2022	$450,000	$0	($70,866,709)	($70,416,709)
2021	$450,000	$0	$101,576,238	$102,026,238

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative); (v) for equity awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.
The valuation assumptions used to calculate the fair values of the stock options held by our PEO that vested during or were outstanding as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from seven years to ten years, the stock price volatility assumptions varied from 51.95% to 57.13%, and the risk-free interest rate assumptions varied from 1.09% to 4.75%, depending on the specific stock option the fair value of which was being recalculated. The valuation assumptions used to calculate the fair values of the RSU awards held by our PEO that vested during or were outstanding as of the end of each covered fiscal year did not materially differ from those valuation assumptions disclosed at the time of grant. For the majority of these values, the valuation was based on objective, observable market prices on the closing price on the day of vest.
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$0	$0	$0	$56	$0	—	$56
2024	$0	($47,844)	$0	($687,949)	$0	—	($735,794)
2023	$0	$123,232	$0	($275,776)	$0	—	($152,544)
2022	$0	($41,690,077)	$0	($29,176,632)	$0	—	($70,866,709)
2021	$0	$87,392,626	$0	$14,183,612	$0	—	$101,576,238

Non-PEO NEO Average Total Compensation Amount	$ 5,567,617	6,131,553	3,351,589	7,994,979	771,571
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,058,491	3,421,799	2,242,561	(14,202,174)	40,646,680
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average of the amount of executive CAP to our Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the average actual amount of compensation earned or received by or paid to our Non-PEO NEOs as a group in each covered fiscal year. Our NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average of the total compensation of our Non-PEO NEOs as a group for each covered fiscal year to determine their CAP, using the same methodology described above in Note 2(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO Named Executive Officers
2025	$5,567,617	$4,801,841	$6,292,715	$7,058,491
2024	$6,131,553	($5,558,623)	$2,848,869	$3,421,799
2023	$3,351,589	2,864,822	$1,755,794	$2,242,561
2022	$7,994,979	$7,496,242	($14,700,911)	($14,202,174)
2021	$771,571	$0	$39,875,109	$40,646,680

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The valuation assumptions used to calculate the fair values of the stock options held by our Non-PEO NEOs as a group that vested during or were outstanding as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from five years to ten years, the stock price volatility assumptions varied from 52.0% to 60.60%, and the risk-free interest rate assumptions varied from 0.9% to 4.75%, depending on the specific stock option the fair value of which was being recalculated. The valuation assumptions used to calculate the fair values of the RSU awards held by our Non-PEO NEOs as a group that vested during or were outstanding as of the end of each covered fiscal year did not materially differ from those valuation assumptions disclosed at the time of grant. For the majority of these values, the valuation was based on objective, observable market prices on the closing price on the day of vest.

The amounts deducted or added in calculating the average total equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2025	$3,739,199	$474,000	$1,767,441	$312,075	$0	—	$6,292,715
2024	$4,699,479	($511,088)	$853,752	($334,403)	($1,858,871)	—	$2,848,869
2023	$2,503,568	$133,446	$474,306	($134,872)	($1,220,654)	—	$1,755,794
2022	$5,152,809	($10,410,578)	$353,556	($9,796,698)	$0	—	($14,700,911)
2021	$0	$30,477,302	—	$9,397,807	$0	—	$39,875,109

Equity Valuation Assumption Difference, Footnote
(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative); (v) for equity awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.
The valuation assumptions used to calculate the fair values of the stock options held by our PEO that vested during or were outstanding as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from seven years to ten years, the stock price volatility assumptions varied from 51.95% to 57.13%, and the risk-free interest rate assumptions varied from 1.09% to 4.75%, depending on the specific stock option the fair value of which was being recalculated. The valuation assumptions used to calculate the fair values of the RSU awards held by our PEO that vested during or were outstanding as of the end of each covered fiscal year did not materially differ from those valuation assumptions disclosed at the time of grant. For the majority of these values, the valuation was based on objective, observable market prices on the closing price on the day of vest.
(b)
The valuation assumptions used to calculate the fair values of the stock options held by our Non-PEO NEOs as a group that vested during or were outstanding as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from five years to ten years, the stock price volatility assumptions varied from 52.0% to 60.60%, and the risk-free interest rate assumptions varied from 0.9% to 4.75%, depending on the specific stock option the fair value of which was being recalculated. The valuation assumptions used to calculate the fair values of the RSU awards held by our Non-PEO NEOs as a group that vested during or were outstanding as of the end of each covered fiscal year did not materially differ from those valuation assumptions disclosed at the time of grant. For the majority of these values, the valuation was based on objective, observable market prices on the closing price on the day of vest.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company TSR
As reflected by the following graph, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our Non-PEO NEOs as a group is generally aligned with our TSR for the period presented in the Pay-Versus-Performance Table. This alignment of compensation actually paid with our cumulative TSR over the period presented results because a significant portion of the compensation provided to our PEO and our Non-PEO NEOs is comprised of equity awards, the value of which is dependent on the growth of our common stock price. We believe equity compensation creates an ownership culture among our NEOs that provides an incentive to contribute to the continued growth and development of our business and aligns the interests of our NEOs with those of our stockholders. In recent years, we have sought to provide the majority of the target total direct compensation opportunity of our NEOs, other than our PEO and Chief Technology Officer, who, as co-founders of the Company, each maintain a significant equity stake in the Company, in the form of equity awards, including options to purchase shares of our common stock and restricted stock unit awards. In 2025, we granted only restricted stock unit awards to our NEOs who received equity awards. Our PEO has not received an equity award since 2020.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
As reflected in the following graph, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our Non-PEO NEOs as a group decreased significantly in 2022, while our net income (loss) increased beginning in that period. We have not used net income (loss) as a financial performance measure in our overall executive compensation program, so there is, at best, only an indirect correlation between our profitability and the compensation that we paid to our PEO and our Non-PEO NEOs. As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” we seek to provide the majority of the target total direct compensation opportunity of our NEOs, other than our PEO and Chief Technology Officer, who, as co-founders of the Company, each maintain a significant equity stake in the Company, in the form of equity awards under our long-term incentive compensation program.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and GAAP Revenue
As reflected in the following graph, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our Non-PEO NEOs as a group decreased significantly in 2022, largely as a result of the decrease in unrealized appreciation in our PEO’s and Non-PEO NEOs’ outstanding equity awards reflecting the volatility of our stock price during the year, while our revenue has consistently and significantly increased during the past five years. Given our growth-oriented focus, until 2025 we used revenue as one of the financial performance measures in our short-term incentive compensation program at which time we switched to using net new ARR as the second financial performance measure for the program. We believe that, for purposes of our long-term incentive compensation program, revenue growth is an important contributing factor to the market’s evaluation of our stock price which is, of course, a key driver for the equity awards granted to our NEOs.

Total Shareholder Return Vs Peer Group
Company TSR and Peer Group TSR
As reflected by the following graph, beginning in 2022 our cumulative TSR over the subsequent period presented in the Pay-Versus-Performance Table has been lower than the cumulative TSR of the peer group presented for this purpose, the NASDAQ Emerging Cloud Index. This noticeably differed from our TSR immediately following our Direct Listing and the TSR of the NASDAQ Emerging Cloud Index. For more information regarding our performance and the companies that the Compensation Committee considers when determining compensation for our PEO and our non-PEO NEOs, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Tabular List, Table
Tabular List of Financial Performance Measures
The following represents a tabular list of the financial performance measures, which in our assessment represent the most important financial performance measures used by us to link compensation actually paid to our PEO and our NEOs, for the most recently completed fiscal year, to our performance:
•	Non-GAAP operating income
•	Net new ARR
•	Revenue

Total Shareholder Return Amount	$ 21.13	19.25	23.21	22.04	96.61
Peer Group Total Shareholder Return Amount	66.74	66.1	61.33	43.78	90.31
Net Income (Loss)	$ (88,540,000)	$ (94,320,000)	$ (90,360,000)	$ (93,380,000)	$ (74,980,000)
Company Selected Measure Amount	343,000,000	299,000,000	276,000,000	238,000,000	167,000,000
PEO Name	Mr. Skates	Mr. Skates	Mr. Skates	Mr. Skates	Mr. Skates
Additional 402(v) Disclosure
Financial Performance Measures
For the fiscal years covered by this table, (i) in 2025, we used two financial performance measures, net new ARR and non-GAAP operating income in our short-term incentive compensation award program, (ii) in 2024 and 2023, we used two financial performance measures, revenue and non-GAAP operating income, in our short-term incentive compensation award programs, and (iii) in 2022 and 2021 we did not use any financial or other performance measures for our short-term incentive compensation award programs. Historically, we have not used financial or other performance measures for our long-term incentive compensation programs. Please see our “Compensation Discussion and Analysis – Elements of our Executive Compensation Program – Cash-Based Incentive Compensation” for more information on our most important financial performance measures for the years covered by this table.

Equity Awards Adjustments, Footnote
(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative); (v) for equity awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.
The valuation assumptions used to calculate the fair values of the stock options held by our PEO that vested during or were outstanding as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from seven years to ten years, the stock price volatility assumptions varied from 51.95% to 57.13%, and the risk-free interest rate assumptions varied from 1.09% to 4.75%, depending on the specific stock option the fair value of which was being recalculated. The valuation assumptions used to calculate the fair values of the RSU awards held by our PEO that vested during or were outstanding as of the end of each covered fiscal year did not materially differ from those valuation assumptions disclosed at the time of grant. For the majority of these values, the valuation was based on objective, observable market prices on the closing price on the day of vest.
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$0	$0	$0	$56	$0	—	$56
2024	$0	($47,844)	$0	($687,949)	$0	—	($735,794)
2023	$0	$123,232	$0	($275,776)	$0	—	($152,544)
2022	$0	($41,690,077)	$0	($29,176,632)	$0	—	($70,866,709)
2021	$0	$87,392,626	$0	$14,183,612	$0	—	$101,576,238

(b)
The valuation assumptions used to calculate the fair values of the stock options held by our Non-PEO NEOs as a group that vested during or were outstanding as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from five years to ten years, the stock price volatility assumptions varied from 52.0% to 60.60%, and the risk-free interest rate assumptions varied from 0.9% to 4.75%, depending on the specific stock option the fair value of which was being recalculated. The valuation assumptions used to calculate the fair values of the RSU awards held by our Non-PEO NEOs as a group that vested during or were outstanding as of the end of each covered fiscal year did not materially differ from those valuation assumptions disclosed at the time of grant. For the majority of these values, the valuation was based on objective, observable market prices on the closing price on the day of vest.

The amounts deducted or added in calculating the average total equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2025	$3,739,199	$474,000	$1,767,441	$312,075	$0	—	$6,292,715
2024	$4,699,479	($511,088)	$853,752	($334,403)	($1,858,871)	—	$2,848,869
2023	$2,503,568	$133,446	$474,306	($134,872)	($1,220,654)	—	$1,755,794
2022	$5,152,809	($10,410,578)	$353,556	($9,796,698)	$0	—	($14,700,911)
2021	$0	$30,477,302	—	$9,397,807	$0	—	$39,875,109

Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP operating income
Measure:: 2
Pay vs Performance Disclosure
Name	Net new ARR
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
PEO [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	7 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	51.95%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	57.13%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	1.09%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.75%
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56	(735,794)	(152,544)	(70,866,709)	101,576,238
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(47,844)	123,232	(41,690,077)	87,392,626
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56	(687,949)	(275,776)	(29,176,632)	14,183,612
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	52.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	60.60%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.90%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.75%
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,801,841)	(5,558,623)	(2,864,822)	(7,496,242)	0
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,292,715	2,848,869	1,755,794	(14,700,911)	39,875,109
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,739,199	4,699,479	2,503,568	5,152,809	0
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	474,000	(511,088)	133,446	(10,410,578)	30,477,302
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,767,441	853,752	474,306	353,556	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	312,075	(334,403)	(134,872)	(9,796,698)	9,397,807
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,858,871)	(1,220,654)	0	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0